Segment Reporting (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLF ( ) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2018 CLP ($)
Segment Reporting
Number of business segments | item	4	4	4
Net interest income		$ 1,904,523	$ 1,320,977	$ 1,234,695	$ 1,226,733
Net fees and commissions income		518,966	359,955	347,674	321,271
Other operating income			165,138	105,173	169,555
Total operating revenues		2,661,577	1,846,070	1,687,542	1,717,559
Provisions for loan losses		(362,346)	(251,323)	(221,255)	(259,263)
Depreciation and amortization		(54,326)	(37,681)	(37,536)	(35,575)
Other operating expenses			(800,475)	(746,820)	(751,472)
Income attributable to associates		9,820	6,811	5,511	4,014
Income before income taxes		1,100,637	763,402	687,442	675,263
Income taxes		(230,346)	(159,768)	(115,361)	(100,212)
NET INCOME FOR THE YEAR		870,291	603,634	572,081	575,051
Assets before taxes				32,377,140	31,173,724	$ 35,423,930
Current and deferred taxes (assets)				184,297	183,580	193,517
TOTAL ASSETS		51,351,567		32,561,437	31,357,304	35,617,447
Liabilities before taxes				29,012,636	28,049,630	31,922,807
Current and deferred taxes (liabilities)				3,453		20,924
TOTAL LIABILITIES		$ 46,054,976		29,016,089	28,049,630	31,943,731
Operating segments
Segment Reporting
Net interest income			1,316,213	1,227,465	1,220,368
Net fees and commissions income			372,123	359,173	331,641
Other operating income			199,936	137,019	195,134
Total operating revenues			1,888,272	1,723,657	1,747,143
Provisions for loan losses			(281,410)	(234,982)	(309,735)
Depreciation and amortization			(37,681)	(35,251)	(33,289)
Other operating expenses			(825,032)	(768,434)	(767,343)
Income attributable to associates			7,255	6,057	4,513
Income before income taxes			751,404	691,047	641,289
Income taxes			(156,531)	(115,034)	(89,040)
NET INCOME FOR THE YEAR			594,873	576,013	552,249
Assets before taxes				32,765,893	31,382,379	36,036,475
Current and deferred taxes (assets)				290,432	288,370	278,599
TOTAL ASSETS				33,056,325	31,670,749	36,315,074
Liabilities before taxes				29,947,157	28,783,338	32,989,997
Current and deferred taxes (liabilities)				3,453		20,924
TOTAL LIABILITIES				29,950,610	28,783,338	33,010,921
Material reconciling items
Segment Reporting
Net interest income			4,764	7,230	6,365
Net fees and commissions income			(12,168)	(11,499)	(10,370)
Other operating income			(34,798)	(31,846)	(25,579)
Total operating revenues			(42,202)	(36,115)	(29,584)
Provisions for loan losses			30,087	13,727	50,472
Depreciation and amortization				(2,285)	(2,286)
Other operating expenses			24,557	21,614	15,871
Income attributable to associates			(444)	(546)	(499)
Income before income taxes			11,998	(3,605)	33,974
Income taxes			(3,237)	(327)	(11,172)
NET INCOME FOR THE YEAR			8,761	(3,932)	22,802
Assets before taxes				(388,753)	(208,655)	(612,545)
Current and deferred taxes (assets)				(106,135)	(104,790)	(85,082)
TOTAL ASSETS				(494,888)	(313,445)	(697,627)
Liabilities before taxes				(934,521)	(733,708)	(1,067,190)
TOTAL LIABILITIES				(934,521)	(733,708)	(1,067,190)
Elimination adjustments
Segment Reporting
Net interest income			(14,989)	(14,387)	(12,349)
Other operating expenses			14,989	14,387	12,349
TOTAL ASSETS				(232,137)	(137,201)	(388,615)
TOTAL LIABILITIES				(232,137)	(137,201)	(388,615)
IFRS adjustments
Segment Reporting
Provisions for loan losses			30,087	13,727	50,472
Depreciation and amortization				(2,285)	(2,286)
Income taxes			(3,237)	(327)	(11,172)
Reclassification of interest on repurchase agreements and suspended interest recognition			(27,213)	(21,728)	(17,235)
Reversal of write-offs of assets received in lieu of payments			(9,568)	(7,227)	3,522
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes				(262,751)	(176,244)	(309,012)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses				(702,384)	(596,507)	(678,575)
Retail | Operating segments
Segment Reporting
Net interest income			969,910	930,539	873,669
Net fees and commissions income			184,545	184,049	170,529
Other operating income			43,290	19,095	93,135
Total operating revenues			1,197,745	1,133,683	1,137,333
Provisions for loan losses			(287,165)	(256,262)	(301,491)
Depreciation and amortization			(29,571)	(27,669)	(25,229)
Other operating expenses			(561,512)	(507,771)	(504,041)
Income attributable to associates			5,450	4,372	3,078
Income before income taxes			324,947	346,353	309,650
Assets before taxes				16,099,926	15,198,634	16,425,068
Liabilities before taxes				10,380,250	10,234,712	10,369,534
Retail | Maximum
Segment Reporting
Annual sales of customers considered for business segment |	70,000
Wholesale | Operating segments
Segment Reporting
Net interest income			357,712	322,431	346,829
Net fees and commissions income			45,905	43,443	42,202
Other operating income			59,376	34,712	33,322
Total operating revenues			462,993	400,586	422,353
Provisions for loan losses			5,637	21,415	(8,243)
Depreciation and amortization			(5,008)	(4,547)	(4,912)
Other operating expenses			(152,921)	(153,360)	(152,859)
Income attributable to associates			1,224	1,026	914
Income before income taxes			311,925	265,120	257,253
Assets before taxes				10,558,278	11,526,685	10,592,117
Liabilities before taxes				10,272,607	10,277,326	9,873,018
Wholesale | Minimum
Segment Reporting
Annual sales of customers considered for business segment |	70,000
Treasury and money market operations | Operating segments
Segment Reporting
Net interest income			(2,414)	(21,169)	4,207
Net fees and commissions income			(4,031)	(4,306)	(2,473)
Other operating income			63,929	56,328	44,754
Total operating revenues			57,484	30,853	46,488
Depreciation and amortization			(91)	(141)	(172)
Other operating expenses			(4,693)	(5,022)	(5,596)
Income attributable to associates			119	108	79
Income before income taxes			52,819	25,798	40,799
Assets before taxes				5,469,829	4,121,333	8,093,850
Liabilities before taxes				8,815,056	7,880,847	11,982,709
Subsidiaries | Operating segments
Segment Reporting
Net interest income			(8,995)	(4,336)	(4,337)
Net fees and commissions income			145,704	135,987	121,383
Other operating income			33,341	26,884	23,923
Total operating revenues			170,050	158,535	140,969
Provisions for loan losses			118	(135)	(1)
Depreciation and amortization			(3,011)	(2,894)	(2,976)
Other operating expenses			(105,906)	(102,281)	(104,847)
Income attributable to associates			462	551	442
Income before income taxes			$ 61,713	53,776	33,587
Assets before taxes				637,860	535,727	925,440
Liabilities before taxes				$ 479,244	$ 390,453	$ 764,736